FILE NOS. 333-83956
                                                                        811-1677

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        / /

                        Pre-Effective Amendment No. ____                   / /

                         Post-Effective Amendment No. 1                    /X/

                        (Check appropriate box or boxes)

                           JOHN HANCOCK CAPITAL SERIES
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               (Exact Name of Registrant as Specified in Charter)

            101 HUNTINGTON AVENUE, BOSTON, MASSACHUSETTS 02199-7603
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           (Address of Principal Executive Office including Zip Code)

                                 (617) 375-1702
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              (Registrant's Telephone Number, including Area Code)

                                With a copy to:
                                ---------------

                              Susan S. Newton, Esq.
                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                                Boston, MA 02199

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                    (Name and Address of Agent for Service)

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immedia tely upon filing pursuant to paragraph (b) of Rule 485.

                           JOHN HANCOCK CAPITAL SERIES

                     STATEMENT OF INCORPORATION BY REFERENCE

Part A, Part B and Part C of the registrant's registration statement on Form N-14, File Nos. 333-83956 and 811-1677, dated March 7, 2002, are incorporated by reference in their entirety herein.

John Hancock U.S. Global Leaders Growth Fund
U.S. Global Leaders Growth Fund
May 17, 2002






                               HALE AND DORR LLP
                               COUNSELLORS AT LAW


                                www.haledorr.com
                       60 STATE STREET o BOSTON, MA 02109
                         617-526-6000 o FAX 617-526-5000


                                                  May 17, 2002



John Hancock U.S. Global Leaders Growth Fund
U.S. Global Leaders Growth Fund
101 Huntington Avenue
Boston, Massachusetts 10199


Ladies and Gentlemen:

      This opinion is being delivered to you in connection with the Agreement and Plan of Reorganization (the "Agreement") made as of April 12, 2002 between John Hancock U.S. Global Leaders Growth Fund, a series of John Hancock Capital Series ("Acquiring Fund"), and Professionally Managed Portfolios on behalf of U.S. Global Leaders Growth Fund ("Acquired Fund"). Pursuant to the Agreement, Acquiring Fund will acquire all of the assets of Acquired Fund in exchange solely for (i) the assumption by Acquiring Fund of all of the liabilities of Acquired Fund (the "Acquired Fund Liabilities") and (ii) the issuance of Class A shares of beneficial interest of Acquiring Fund (the "Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the shareholders of Acquired Fund and the termination of Acquired Fund (the foregoing together constituting the "Transaction"). All section references, unless otherwise indicated, are to the United States Internal Revenue Code of 1986, as amended (the "Code").

      In rendering this opinion, we have examined and relied upon (i) the prospectus for Acquiring Fund dated April 5, 2002; (ii) the statement of additional information for Acquiring Fund dated April 5, 2002; (iii) the prospectus for Acquired Fund dated October 29, 2001; (iv) the statement of additional information for Acquired Fund dated October 29, 2001; (v) the Notice of Meeting of Shareholders Scheduled for May 8, 2002 and the accompanying proxy statement and prospectus on Form N-14 (the "Proxy Statement"); (vi) the Agreement; (vii) the tax representation certificates attached to the Agreement and relevant to this opinion (the "Representation Certificates"); and (viii) such other documents as we deemed necessary or relevant to our analysis.

      In our examination of documents, we have assumed the authenticity of original documents, the accuracy of copies, the genuineness of signatures, and the legal capacity of signatories. We have assumed that all parties to the Agreement and to any other documents examined by us have acted, and will act, in accordance with the terms of such Agreement and documents and that the Transaction will be consummated pursuant to the terms and conditions set forth in the Agreement without the waiver or modification of any such terms and conditions. Furthermore, we have assumed that all representations contained in the Agreement, as well as those representations contained in the Representation



BOSTON       WASHINGTON, DC         NEW YORK           RESTON            LONDON*
--------------------------------------------------------------------------------
Hale and Dorr LLP Includes Professional Corporations * an independent joint venture law firm

John Hancock U.S. Global Leaders Growth Fund
U.S. Global Leaders Growth Fund
May 17, 2002
Page 2


Certificates are, on the date hereof, and will be, at the consummation of the Transaction, true and complete in all material respects, and that any representation made in any of the documents referred to herein "to the knowledge and belief" (or similar qualification) of any person or party is, and at the consummation of the Transaction will be, correct without such qualification. We have also assumed that as to all matters for which a person or entity has represented that such person is not a party to, does not have, or is not aware of any plan, intention, understanding, or agreement, there is no such plan, intention, understanding, or agreement. We have not attempted to verify independently such representations.

      The conclusions expressed herein represent our judgment regarding the proper treatment of the Transaction under the income tax laws of the United States based upon the Code, case law, Treasury Regulations, and the rulings and other pronouncements of the Internal Revenue Service (the "Service") in effect on the date of this opinion. No assurances can be given that such laws will not be amended or otherwise changed after the consummation of the Transaction or that such changes will not affect the conclusions expressed herein. Nevertheless, we undertake no responsibility to advise you of any developments after the consummation of the Transaction in the application or interpretation of the income tax laws of the United States.

      Our opinion represents our best judgment regarding how a court would decide if presented with the issues addressed herein and is not binding upon the Service or any court. Moreover, our opinion does not provide any assurance that a position taken in reliance on such opinion will not be challenged by the Service and does not constitute any representation or warranty that such position, if so challenged, will not be rejected by a court.

      This opinion addresses only the specific United States federal income tax consequences of the Transaction set forth below, and does not address any other federal, state, local, or foreign income, estate, gift, transfer, sales, or other tax consequences that may result from the Transaction or any other action (including any action taken in connection with the Transaction).

      On the basis of and subject to the foregoing and in reliance upon the representations, facts and assumptions described above, we are of the opinion that the acquisition by Acquiring Fund of all of the assets of Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to Acquired Fund and the assumption of the Acquired Fund Liabilities by Acquiring Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of Acquiring Fund Shares to Acquired Fund shareholders in exchange for their Acquired Fund Shares and the termination of Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code.

      No opinion is expressed or implied regarding the tax consequences of any other aspects of the Transaction, including but not limited to its effect, if any, on the availability of, or limitations on, any capital loss carryforwards of Acquired Fund, and the payment of any Acquired Fund or Acquiring Fund expenses by John Hancock Advisers, LLC, except as expressly set forth above.

John Hancock U.S. Global Leaders Growth Fund
U.S. Global Leaders Growth Fund
May 17, 2002
Page 3



      This opinion is being delivered to you solely in connection with the closing condition set forth in Section 8.5 of the Agreement. It may not be relied upon for any other purpose or by any other person or entity, and may not be made available to any other person or entity without our prior written consent.


                                      Very truly yours,


                                      /s/HALE AND DORR LLP
                                      --------------------
                                      HALE AND DORR LLP

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment No. 1 ("PEA No. 1") to the Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has caused this PEA No. 1 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 29th day of May, 2002.

                               JOHN HANCOCK CAPITAL SERIES



                               By:                   *
                               --------------------------------------------

                               Maureen R. Ford
                               Chairman, President and Chief Executive Officer


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



             Signature                              Title                                Date

         *                            Trustee, Chairman and Chief
---------------------------
Maureen R. Ford                       Executive Officer


               *                      Senior Vice President and
---------------------------
Richard A. Brown                      Chief Financial Officer


/s/William H. King                    Vice President, Treasurer                    May 29, 2002
---------------------------
William H. King                       (Chief Accounting Officer)


         *                            Trustee
---------------------------
Dennis S. Aronowitz

         *                            Trustee
---------------------------
Richard P. Chapman, Jr.

         *                            Trustee
---------------------------
William J. Cosgrove

         *                            Trustee
---------------------------
John M. DeCiccio



         *                            Trustee
---------------------------
Richard A. Farrell

         *                            Trustee
---------------------------
Gail D. Fosler

         *                            Trustee
---------------------------
William F. Glavin

         *                            Trustee
---------------------------
John A. Moore

         *                            Trustee
---------------------------
Patti McGill Peterson

         *                            Trustee
---------------------------
John W. Pratt



*  By:   /s/Susan S. Newton                                       March 29, 2002
         ---------------------------
         Susan S. Newton, Attorney-in-Fact,
         under Powers of Attorney dated
         June 23, 2001 and September 12, 2001.